SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Short-Term Debt [Line Items]
Total short-term loans	$ 2,424,587	$ 41,381
Xian Xinchang Micro Lending Co Ltd [Member]
Short-Term Debt [Line Items]
Total short-term loans		12,904
China Construction Bank One [Member]
Short-Term Debt [Line Items]
Total short-term loans	34,765	28,477
Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	1,405,777
China Construction Bank Two [Member]
Short-Term Debt [Line Items]
Total short-term loans	140,578
Beijing Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	$ 843,467